N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT TWO QP VARI ACCO
Entity Central Index Key	0000276183
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Variable Account QP
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You pay a sales charge at the time you make a Contribution to your Participant
Account rather than when you fully or partially surrender your account.
Maximum Sale Charge is 7% of total premium payments, declining as you put more money in the contract. For example, if you made a contribution of
$100,000 to your participant account value, you could pay a sales charge of up to $2,337.49.
N/A
Transaction Charges
You pay a Sales Charge at the time Contributions are made to the Contract.
The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant’s Account. The larger the Contributions to date, the lower the percentage of your Sales
Charge. In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Premium Taxes that are imposed by a State or other government entity.
Fee Table; Contract Charges; Premium Taxes
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.24%
	Investment options (Fund fees and expenses)[2]	0.50%	0.51%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,786	Highest Annual Cost: $1,957
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or	Any plan-specific fees.	Fee Table:

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You pay a sales charge at the time you make a Contribution to your Participant
Account rather than when you fully or partially surrender your account.
Maximum Sale Charge is 7% of total premium payments, declining as you put more money in the contract. For example, if you made a contribution of
$100,000 to your participant account value, you could pay a sales charge of up to $2,337.49.
N/A

Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 2,337.49
Transaction Charges [Text Block]
Transaction Charges
You pay a Sales Charge at the time Contributions are made to the Contract.
The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant’s Account. The larger the Contributions to date, the lower the percentage of your Sales
Charge. In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Premium Taxes that are imposed by a State or other government entity.
Fee Table; Contract Charges; Premium Taxes

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.24%
	Investment options (Fund fees and expenses)[2]	0.50%	0.51%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,786	Highest Annual Cost: $1,957
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or	Any plan-specific fees.	Fee Table:

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.24%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.50%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.51%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,786	Highest Annual Cost: $1,957
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,786
Highest Annual Cost [Dollars]	$ 1,957
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the
Item 4. Fee Table [Text Block]	Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.Fee TableThe following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Maximum Sales Load on Premium Payments (1)	7% (individual contracts) 5% (group contracts)
Maximum Surrender Charge	None
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$10	$0.00
Annual Contract Fee (3)	$100	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value) (4)	1.00%	0%
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2021 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.50	0.51
(1)The total Sales Charge reflects a deduction of 0.75% for the Minimum Death Benefit provided under the Contracts.
Range of Sales Charges Imposed on Purchases (as a percentage of premium payments)
Individual Contracts
Cumulative Premium Payment (does not assume payment of premium taxes)	Sales Charge (1)
Up to $2,500	7.00%
$2,501 to $50,000	3.50%
$50,001 to $100,000	2.00%
$100,001 and over	1.00%
Range of Sales Charges Imposed on Purchases (as a percentage of premium payments)
Group Contracts
Cumulative Premium Payment (does not assume payment of premium taxes)	Sales Charge (1)
Up to $2,500	5.00%
$2,501 to $50,000	3.50%
$50,001 to $100,000	2.00%
$100,001 and over	1.00%
(2)We deduct this $10 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.(3)The Annual Contract Fee is deducted annually on non-allocated group variable annuity Contracts offered in connection with certain qualified plans where the Employer has contracted out the administration of the Plan.(4)Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily and can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”)We may eliminate or change the Annual Contract Fee, Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).
Sales Load, Footnotes [Text Block]	The total Sales Charge reflects a deduction of 0.75% for the Minimum Death Benefit provided under the Contracts.
Deferred Sales Load (of Other Amount), Maximum [Percent]	0.00%
Administrative Expense, Maximum [Dollars]	$ 10
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	We deduct this $10 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily and can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”)
Other Annual Expense, Maximum [Dollars]	$ 100
Other Annual Expense, Minimum [Dollars]	$ 0.00
Other Annual Expense, Footnotes [Text Block]	The Annual Contract Fee is deducted annually on non-allocated group variable annuity Contracts offered in connection with certain qualified plans where the Employer has contracted out the administration of the Plan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.50	0.51

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.50%
Portfolio Company Expenses Maximum [Percent]	0.51%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.Front-Loaded Fees. You pay a Sales Charge when you deposit money in the Contract. As a result, you should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because Our variable product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, Our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting Us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect Us and your interest in the Contract. For instance, system failures and cyber-attacks may interfere with Our processing of Contract transactions, including the processing of orders from Our website or with the Underlying Funds, impact Our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the Underlying Funds or Our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.

If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
		Standard	1% annual charge, deducted daily from all Contract values in Sub-Accounts.	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. •The deduction of advisory fees will reduce your death benefit.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.

If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
		Standard	1% annual charge, deducted daily from all Contract values in Sub-Accounts.	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. •The deduction of advisory fees will reduce your death benefit.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying FundsThe following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
*Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	-5.14%	11.73%	12.98%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Variable Account QP | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Variable Account QP | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Variable Account QP | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Variable Account QP | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Variable Account QP | FrontLoadedFeesMember
Prospectus:
Principal Risk [Text Block]	Front-Loaded Fees. You pay a Sales Charge when you deposit money in the Contract. As a result, you should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Variable Account QP | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Variable Account QP | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Variable Account QP | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because Our variable product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, Our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting Us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect Us and your interest in the Contract. For instance, system failures and cyber-attacks may interfere with Our processing of Contract transactions, including the processing of orders from Our website or with the Underlying Funds, impact Our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the Underlying Funds or Our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Variable Account QP | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Variable Account QP | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Variable Account QP | Investment Options Risk [Member]
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Variable Account QP | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Variable Account QP | HartfordStockHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA*
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(5.14%)
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	12.98%
Variable Account QP | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA*
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.21%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.50%
Variable Account QP | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Variable Account QP | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDetermination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.• Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death. Calculation of the death benefit: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.
Variable Account QP | IndividualContractsMember
Prospectus:
Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,483
Surrender Expense, 3 Years, Maximum [Dollars]	18,003
Surrender Expense, 5 Years, Maximum [Dollars]	21,759
Surrender Expense, 10 Years, Maximum [Dollars]	28,941
Annuitized Expense, 1 Year, Maximum [Dollars]	8,439
Annuitized Expense, 3 Years, Maximum [Dollars]	11,489
Annuitized Expense, 5 Years, Maximum [Dollars]	14,750
Annuitized Expense, 10 Years, Maximum [Dollars]	23,931
No Surrender Expense, 1 Year, Maximum [Dollars]	8,449
No Surrender Expense, 3 Years, Maximum [Dollars]	11,499
No Surrender Expense, 5 Years, Maximum [Dollars]	14,760
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 23,941
Variable Account QP | GroupContractsMember
Prospectus:
Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,659
Surrender Expense, 3 Years, Maximum [Dollars]	16,255
Surrender Expense, 5 Years, Maximum [Dollars]	19,925
Surrender Expense, 10 Years, Maximum [Dollars]	27,303
Annuitized Expense, 1 Year, Maximum [Dollars]	6,470
Annuitized Expense, 3 Years, Maximum [Dollars]	9,585
Annuitized Expense, 5 Years, Maximum [Dollars]	12,916
Annuitized Expense, 10 Years, Maximum [Dollars]	22,294
No Surrender Expense, 1 Year, Maximum [Dollars]	6,480
No Surrender Expense, 3 Years, Maximum [Dollars]	9,595
No Surrender Expense, 5 Years, Maximum [Dollars]	12,926
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,304